UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 28

Date of reporting period: August 31, 2018

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	August 31, 2018

WESTERN ASSET

SMASh SERIES C FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return consisting of capital appreciation and income, consistent with prudent investment management.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset SMASh Series C Fund for the six-month reporting period ended August 31, 2018.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

September 28, 2018

II	Western Asset SMASh Series C Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of August 31, 2018 and February 28, 2018 and does not include derivatives, such as futures contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

Western Asset SMASh Series C Fund 2018 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2018 and held for the six months ended August 31, 2018.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[1]
Actual Total Return[2,3]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[3,4]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[3,4]
0.33%	$1,000.00	$1,003.30	0.00%	$0.00	5.00%	$1,000.00	$1,025.21	0.00%	$0.00

2	Western Asset SMASh Series C Fund 2018 Semi-Annual Report

[1]	For the six months ended August 31, 2018.

[2]

Total return is not annualized, as it may not be representative of the total return for the year. Past performance is no guarantee of future results. Performance figures do not reflect any fees stated below in Note 3. If such fees were included, the return shown would have been lower.

[3]

All figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadvisers. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement arrangement between the Fund and the manager. The expense reimbursement arrangement does not cover interest, brokerage, taxes and extraordinary expenses.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

Western Asset SMASh Series C Fund 2018 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — August 31, 2018

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— Bloomberg Barclays U.S. Credit Index
EM	— Emerging Markets
IG Credit	— Investment Grade Credit
WA SMASh C	— Western Asset SMASh Series C Fund

4	Western Asset SMASh Series C Fund 2018 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — August 31, 2018

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— Bloomberg Barclays U.S. Credit Index
EM	— Emerging Markets
IG Credit	— Investment Grade Credit
WA SMASh C	— Western Assets SMASh Series C Fund

Western Asset SMASh Series C Fund 2018 Semi-Annual Report	5

Schedule of investments (unaudited)

August 31, 2018

Western Asset SMASh Series C Fund

Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 71.7%
Consumer Discretionary — 2.4%
Automobiles — 0.3%
BMW US Capital LLC, Senior Notes	1.850%	9/15/21	$90,000	$86,132	(a)
Daimler Finance North America LLC, Senior Notes	2.450%	5/18/20	150,000	148,250	(a)
Ford Motor Credit Co. LLC, Senior Notes	3.200%	1/15/21	300,000	294,748
General Motors Co., Senior Notes	5.150%	4/1/38	220,000	209,374
General Motors Co., Senior Notes	6.250%	10/2/43	1,000,000	1,040,418
General Motors Co., Senior Notes	5.200%	4/1/45	1,000,000	921,030
General Motors Financial Co. Inc., Senior Notes	2.450%	11/6/20	180,000	176,018
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	260,000	254,185
Total Automobiles				3,130,155
Hotels, Restaurants & Leisure — 0.4%
McDonald’s Corp., Senior Notes	3.700%	1/30/26	2,440,000	2,434,367
McDonald’s Corp., Senior Notes	3.500%	3/1/27	500,000	489,543
Sands China Ltd., Senior Notes	4.600%	8/8/23	310,000	312,319	(a)
Sands China Ltd., Senior Notes	5.125%	8/8/25	500,000	505,745	(a)
Total Hotels, Restaurants & Leisure				3,741,974
Household Durables — 0.3%
Newell Brands Inc., Senior Notes	3.150%	4/1/21	1,350,000	1,330,960
Newell Brands Inc., Senior Notes	3.850%	4/1/23	1,310,000	1,287,880
Total Household Durables				2,618,840
Internet & Direct Marketing Retail — 0.2%
Amazon.com Inc., Senior Notes	3.150%	8/22/27	500,000	483,887
Amazon.com Inc., Senior Notes	3.875%	8/22/37	510,000	506,213
Amazon.com Inc., Senior Notes	4.050%	8/22/47	500,000	496,668
Total Internet & Direct Marketing Retail				1,486,768
Media — 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.579%	7/23/20	300,000	301,025
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.464%	7/23/22	120,000	122,550

See Notes to Financial Statements.

6	Western Asset SMASh Series C Fund 2018 Semi-Annual Report

Western Asset SMASh Series C Fund

Security	Rate	Maturity Date	Face Amount	Value
Media — continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	$600,000	$613,594
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	1,000,000	959,487
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	330,000	354,168
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	4,870,000	4,710,012
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	400,000	428,737
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	1,720,000	2,007,596
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	1,310,000	1,315,476
Time Warner Cable LLC, Senior Secured Notes	5.500%	9/1/41	50,000	48,298
Warner Media LLC, Senior Notes	6.250%	3/29/41	410,000	457,367
Total Media				11,318,310
Total Consumer Discretionary				22,296,047
Consumer Staples — 7.5%
Beverages — 3.0%
Anheuser-Busch InBev Finance Inc., Senior Notes	2.650%	2/1/21	1,090,000	1,078,153
Anheuser-Busch InBev Finance Inc., Senior Notes	3.300%	2/1/23	3,810,000	3,785,700
Anheuser-Busch InBev Finance Inc., Senior Notes	3.650%	2/1/26	1,640,000	1,607,588
Anheuser-Busch InBev Finance Inc., Senior Notes	4.900%	2/1/46	140,000	144,200
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	1/12/24	16,004,000	15,957,384

See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2018 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

August 31, 2018

Western Asset SMASh Series C Fund

Security	Rate	Maturity Date	Face Amount	Value
Beverages — continued
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	$2,080,000	$2,077,745
Diageo Investment Corp., Senior Notes	2.875%	5/11/22	740,000	731,498
PepsiCo Inc., Senior Notes	4.000%	3/5/42	1,010,000	1,013,169
Pernod Ricard SA, Senior Notes	5.500%	1/15/42	1,100,000	1,252,587	(a)
Pernod-Ricard SA, Senior Notes	4.450%	1/15/22	640,000	658,246	(a)
Total Beverages				28,306,270
Food & Staples Retailing — 0.7%
Kroger Co., Senior Notes	2.650%	10/15/26	500,000	451,121
Walgreens Boots Alliance Inc., Senior Notes	3.450%	6/1/26	2,070,000	1,977,121
Walmart Inc., Senior Notes	4.300%	4/22/44	753,000	796,120
Walmart, Inc., Senior Notes	3.700%	6/26/28	3,050,000	3,084,716
Total Food & Staples Retailing				6,309,078
Food Products — 0.5%
Kraft Heinz Foods Co., Secured Notes	4.875%	2/15/25	460,000	469,177	(a)
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	1,350,000	1,331,624
Kraft Heinz Foods Co., Senior Notes	3.000%	6/1/26	180,000	164,543
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	940,000	931,042
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	470,000	453,426
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	860,000	840,838
WM Wrigley Jr. Co., Senior Notes	3.375%	10/21/20	430,000	431,728	(a)
Total Food Products				4,622,378
Tobacco — 3.3%
Altria Group Inc., Senior Notes	9.250%	8/6/19	950,000	1,005,196
BAT Capital Corp., Senior Notes	2.764%	8/15/22	6,990,000	6,780,413	(a)
BAT Capital Corp., Senior Notes	3.557%	8/15/27	17,250,000	16,186,044	(a)
BAT Capital Corp., Senior Notes	4.540%	8/15/47	1,000,000	928,460	(a)
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	370,000	358,420
Philip Morris International Inc., Senior Notes	2.500%	11/2/22	930,000	899,585
Reynolds American Inc., Senior Notes	3.250%	6/12/20	431,000	430,671
Reynolds American Inc., Senior Notes	5.850%	8/15/45	4,150,000	4,549,737
Total Tobacco				31,138,526
Total Consumer Staples				70,376,252
Energy — 8.1%
Energy Equipment & Services — 0.3%
Halliburton Co., Senior Notes	3.800%	11/15/25	2,950,000	2,950,787

See Notes to Financial Statements.

8	Western Asset SMASh Series C Fund 2018 Semi-Annual Report

Western Asset SMASh Series C Fund

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — 7.8%
Anadarko Finance Co., Senior Notes	7.500%	5/1/31	$600,000	$753,537
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	2,290,000	2,466,274
Apache Corp., Senior Notes	5.100%	9/1/40	2,000,000	2,002,357
BP Capital Markets PLC, Senior Notes	3.245%	5/6/22	1,830,000	1,828,149
BP Capital Markets PLC, Senior Notes	3.216%	11/28/23	500,000	495,094
BP Capital Markets PLC, Senior Notes	3.723%	11/28/28	500,000	500,973
Chevron Corp., Senior Notes	2.954%	5/16/26	3,440,000	3,312,180
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	550,000	529,589
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	5,500,000	5,330,375
Concho Resources Inc., Senior Notes	3.750%	10/1/27	1,180,000	1,131,469
Concho Resources Inc., Senior Notes	4.300%	8/15/28	390,000	390,381
ConocoPhillips, Senior Notes	6.500%	2/1/39	280,000	364,878
Continental Resources Inc., Senior Notes	3.800%	6/1/24	100,000	98,608
Devon Energy Corp., Senior Notes	5.850%	12/15/25	1,450,000	1,596,341
Devon Energy Corp., Senior Notes	5.600%	7/15/41	1,500,000	1,622,148
Ecopetrol SA, Senior Notes	5.875%	5/28/45	10,050,000	10,001,257
Energy Transfer Partners LP, Senior Notes	4.950%	6/15/28	110,000	112,532
EOG Resources Inc., Senior Notes	4.150%	1/15/26	5,250,000	5,406,835
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	1,020,000	996,918
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	2,060,000	2,120,193
Hess Corp., Senior Notes	7.875%	10/1/29	150,000	183,146
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	3/1/21	170,000	170,412
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	1,000,000	993,604
Noble Energy Inc., Senior Notes	4.150%	12/15/21	100,000	101,693
Noble Energy Inc., Senior Notes	3.850%	1/15/28	490,000	468,628
Noble Energy Inc., Senior Notes	4.950%	8/15/47	480,000	471,026
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	1,500,000	1,488,126
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	2,300,000	2,203,602
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	950,000	980,388
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	3,160,000	3,115,565
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	3,000,000	2,947,170
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	3,000,000	2,478,750
Petroleos Mexicanos, Senior Notes	3.500%	1/30/23	2,714,000	2,564,323
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	1,307,000	1,271,058
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	1,150,000	1,033,126
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	500,000	503,802	(a)

See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2018 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

August 31, 2018

Western Asset SMASh Series C Fund

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Shell International Finance BV, Senior Notes	4.550%	8/12/43	$1,000,000	$1,064,224
Shell International Finance BV, Senior Notes	4.375%	5/11/45	1,500,000	1,553,636
Sinopec Group Overseas Development 2014 Ltd., Senior Notes	4.375%	4/10/24	2,010,000	2,059,384	(a)
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	4,360,000	5,371,499
Williams Cos. Inc., Senior Notes	5.250%	3/15/20	210,000	216,188
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	95,000	106,044
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	280,000	376,250
Total Oil, Gas & Consumable Fuels				72,781,732
Total Energy				75,732,519
Financials — 19.5%
Banks — 16.5%
ABN AMRO Bank NV,, Subordinated Notes	4.750%	7/28/25	1,850,000	1,876,921	(a)
ABN AMRO Bank NV,, Subordinated Notes	4.800%	4/18/26	3,200,000	3,257,155	(a)
Banco Santander SA, Senior Notes	3.848%	4/12/23	1,400,000	1,378,796
Bank of America Corp., Senior Notes	4.000%	4/1/24	1,250,000	1,271,679
Bank of America Corp., Senior Notes	5.000%	1/21/44	2,910,000	3,159,281
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	1,599,000	1,508,520	(b)
Bank of America Corp., Senior Notes (3.550% to 3/5/23 then 3 mo. USD LIBOR + 0.780%)	3.550%	3/5/24	780,000	775,704	(b)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	1,000,000	958,464	(b)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	1,650,000	1,660,114
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	1,010,000	1,014,496
Bank of Montreal	3.803%	12/15/32	100,000	94,115	(b)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	300,000	325,878
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	1,000,000	997,549	(b)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	890,000	884,201	(a)
BNP Paribas SA, Subordinated Notes	4.375%	5/12/26	2,000,000	1,975,507	(a)
BNP Paribas SA, Subordinated Notes	4.625%	3/13/27	11,200,000	11,168,887	(a)

See Notes to Financial Statements.

10	Western Asset SMASh Series C Fund 2018 Semi-Annual Report

Western Asset SMASh Series C Fund

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
BPCE SA, Subordinated Notes	5.150%	7/21/24	$2,500,000	$2,562,061	(a)
BPCE SA, Subordinated Notes	4.875%	4/1/26	3,300,000	3,336,817	(a)
Citigroup Inc., Senior Notes	8.125%	7/15/39	190,000	274,249
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	3,300,000	3,311,757
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	1,630,000	1,738,542
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	4,340,000	4,307,700
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	363,000	388,424
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	670,000	664,752
Citigroup, Inc., Senior Notes	4.500%	1/14/22	800,000	826,777
Commonwealth Bank of Australia, Senior Notes	3.900%	7/12/47	5,715,000	5,455,482	(a)
Cooperatieve Rabobank U.A., Junior Subordinated Notes (11.000% to 6/30/19 then 3 mo. USD LIBOR + 10.868%)	11.000%	6/30/19	345,000	366,563	(a)(b)(c)
Cooperatieve Rabobank U.A., Senior Notes	2.250%	1/14/20	250,000	247,467
Cooperatieve Rabobank U.A., Senior Notes	4.750%	1/15/20	330,000	337,345	(a)
Cooperatieve Rabobank U.A., Senior Notes	3.950%	11/9/22	600,000	602,523
Cooperatieve Rabobank U.A., Senior Notes	4.625%	12/1/23	2,520,000	2,574,609
Cooperatieve Rabobank U.A., Senior Notes	4.375%	8/4/25	2,750,000	2,747,222
Cooperatieve Rabobank U.A., Senior Notes	3.750%	7/21/26	3,500,000	3,347,517
Cooperatieve Rabobank U.A., Senior Notes	5.250%	8/4/45	800,000	859,503
Credit Agricole SA, Junior Subordinated Notes (8.375% to 10/13/19 then 3 mo. USD LIBOR + 6.982%)	8.375%	10/13/19	670,000	702,234	(a)(b)(c)
HSBC Bank USA N.A., Subordinated Notes	4.875%	8/24/20	330,000	339,838
HSBC Holdings PLC, Junior Subordinated Notes (6.250% to 3/23/23 then USD 5 year Swap Rate + 3.453%)	6.250%	3/23/23	1,810,000	1,819,141	(b)(c)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year Swap Rate + 3.606%)	6.500%	3/23/28	1,810,000	1,773,800	(b)(c)
HSBC Holdings PLC, Senior Notes	3.400%	3/8/21	7,020,000	7,023,760
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	2,530,000	2,564,464
HSBC Holdings PLC, Senior Notes	3.900%	5/25/26	3,390,000	3,340,726
HSBC Holdings PLC, Senior Notes (4.583% to 6/19/28 then 3 mo. USD LIBOR + 1.535%)	4.583%	6/19/29	1,200,000	1,221,344	(b)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	870,000	874,099
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	1,000,000	995,361
ING Bank NV, Senior Notes	2.500%	10/1/19	260,000	258,659	(a)

See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2018 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

August 31, 2018

Western Asset SMASh Series C Fund

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	$900,000	$837,046	(a)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	270,000	248,609	(a)
Intesa Sanpaolo SpA, Senior Notes	3.875%	7/14/27	3,100,000	2,668,804	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	2,830,000	2,563,875	(a)
JPMorgan Chase & Co., Senior Notes	2.550%	3/1/21	180,000	177,300
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	570,000	572,971	(b)
JPMorgan Chase & Co., Subordinated Notes	3.375%	5/1/23	340,000	334,836
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	520,000	517,358
JPMorgan Chase & Co., Subordinated Notes	4.125%	12/15/26	850,000	850,754
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	1,330,000	1,332,697
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	850,000	900,515
Lloyds Banking Group PLC, Senior Notes	3.100%	7/6/21	1,000,000	989,812
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	200,000	197,346
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	2,300,000	2,288,818
Lloyds Banking Group PLC, Subordinated Notes	4.582%	12/10/25	467,000	461,134
Morgan Stanley, Senior Notes (3.737% to 4/24/23 then 3 mo. USD LIBOR + 0.847%)	3.737%	4/24/24	4,480,000	4,469,393	(b)
Royal Bank of Canada, Senior Notes	2.150%	10/26/20	380,000	372,998
Royal Bank of Scotland Group PLC, Senior Notes (4.519% to 6/25/23 then 3 mo. USD LIBOR + 1.550%)	4.519%	6/25/24	200,000	200,721	(b)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.125%	12/15/22	640,000	672,203
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	2,130,000	2,238,276
Santander UK Group Holdings PLC, Senior Notes	2.875%	8/5/21	5,000,000	4,886,775
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	1,375,000	1,463,242	(a)
Santander UK PLC, Senior Notes	2.375%	3/16/20	230,000	227,348
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	1,100,000	1,165,907	(a)

See Notes to Financial Statements.

12	Western Asset SMASh Series C Fund 2018 Semi-Annual Report

Western Asset SMASh Series C Fund

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Toronto-Dominion Bank, Senior Notes	3.250%	6/11/21	$560,000	$561,450
UBS Group Funding Switzerland AG, Senior Notes	3.491%	5/23/23	2,080,000	2,055,072	(a)
UBS Group Funding Switzerland AG, Senior Notes	4.125%	9/24/25	2,870,000	2,885,424	(a)
UBS Group Funding Switzerland AG, Senior Notes	4.253%	3/23/28	19,700,000	19,767,170	(a)
Wells Fargo & Co., Senior Notes	4.600%	4/1/21	50,000	51,629
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	1,280,000	1,263,023
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	400,000	397,831
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	2,000,000	2,004,081
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	590,000	635,070
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	1,590,000	1,570,616
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	3,780,000	3,835,404
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	990,000	935,191
Wells Fargo Capital X, Junior Subordinated Notes	5.950%	12/15/36	380,000	408,500
Westpac Banking Corp., Senior Notes	2.300%	5/26/20	80,000	78,934
Total Banks				154,258,136
Capital Markets — 1.7%
Credit Suisse Group AG, Senior Notes	4.282%	1/9/28	6,800,000	6,701,370	(a)
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	3,140,000	3,255,944
Credit Suisse NY, Senior Notes	3.625%	9/9/24	550,000	546,331
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	160,000	168,049
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	340,000	343,499
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	1,330,000	1,324,883
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,540,000	1,869,927
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	1,010,000	1,041,050
KKR Group Finance Co. III LLC, Senior Notes	5.125%	6/1/44	500,000	505,922	(a)
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	10/9/18	320,000	0	*(c)(d)(e)(f)(g)

See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2018 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

August 31, 2018

Western Asset SMASh Series C Fund

Security	Rate	Maturity Date	Face Amount	Value
Capital Markets — continued
Lehman Brothers Holdings Inc., Junior Subordinated Notes	6.500%	7/19/17	$465,000	$0	*(e)(f)(g)(h)
Lehman Brothers Holdings Inc., Subordinated Notes	6.750%	12/28/17	180,000	0	*(e)(f)(g)(h)
Total Capital Markets				15,756,975
Diversified Financial Services — 0.8%
AerCap Ireland, Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.500%	5/15/21	2,000,000	2,035,636
Blackstone Holdings Finance Co., LLC, Senior Notes	5.000%	6/15/44	500,000	519,201	(a)
Carlyle Holdings II Finance LLC, Senior Notes	5.625%	3/30/43	400,000	415,468	(a)
International Lease Finance Corp., Senior Notes	8.625%	1/15/22	2,500,000	2,866,695
Voya Financial Inc., Senior Notes	5.700%	7/15/43	1,440,000	1,623,655
Total Diversified Financial Services				7,460,655
Insurance — 0.5%
American International Group Inc., Senior Notes	4.500%	7/16/44	600,000	573,889
Brighthouse Financial Inc., Senior Notes	4.700%	6/22/47	3,300,000	2,775,063
MetLife Inc., Senior Notes	4.050%	3/1/45	500,000	473,414
Nuveen Finance LLC, Senior Notes	2.950%	11/1/19	250,000	249,834	(a)
Reliance Standard Life Global Funding II, Senior Secured Notes	2.500%	1/15/20	150,000	148,688	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	900,000	973,582	(a)
Total Insurance				5,194,470
Total Financials				182,670,236
Health Care — 10.0%
Biotechnology — 2.1%
AbbVie Inc., Senior Notes	3.600%	5/14/25	1,080,000	1,056,521
Amgen Inc., Senior Notes	2.125%	5/1/20	100,000	98,542
Amgen Inc., Senior Notes	3.625%	5/22/24	1,410,000	1,420,226
Celgene Corp., Senior Notes	3.550%	8/15/22	1,540,000	1,540,035
Celgene Corp., Senior Notes	3.875%	8/15/25	1,800,000	1,777,779
Celgene Corp., Senior Notes	4.625%	5/15/44	300,000	284,255
Celgene Corp., Senior Notes	5.000%	8/15/45	2,290,000	2,284,006
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	500,000	504,295
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	7,800,000	7,738,121

See Notes to Financial Statements.

14	Western Asset SMASh Series C Fund 2018 Semi-Annual Report

Western Asset SMASh Series C Fund

Security	Rate	Maturity Date	Face Amount	Value
Biotechnology — continued
Gilead Sciences Inc., Senior Notes	4.800%	4/1/44	$400,000	$419,009
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	2,700,000	2,820,582
Total Biotechnology				19,943,371
Health Care Equipment & Supplies — 2.6%
Abbott Laboratories, Senior Notes	3.750%	11/30/26	4,520,000	4,508,364
Abbott Laboratories, Senior Notes	4.750%	11/30/36	2,660,000	2,843,979
Abbott Laboratories, Senior Notes	4.900%	11/30/46	6,910,000	7,556,940
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	8,080,000	7,816,900
Becton Dickinson and Co., Senior Notes	3.734%	12/15/24	88,000	86,803
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	520,000	517,061
Medtronic Inc., Senior Notes	3.500%	3/15/25	1,200,000	1,200,441
Total Health Care Equipment & Supplies				24,530,488
Health Care Providers & Services — 4.1%
Aetna Inc., Senior Notes	2.800%	6/15/23	380,000	366,854
Anthem Inc., Senior Notes	3.650%	12/1/27	10,000,000	9,550,507
Cardinal Health Inc., Senior Notes	2.616%	6/15/22	970,000	932,101
CVS Health Corp., Senior Notes	3.350%	3/9/21	300,000	300,455
CVS Health Corp., Senior Notes	3.700%	3/9/23	10,000,000	10,004,709
CVS Health Corp., Senior Notes	5.125%	7/20/45	4,030,000	4,137,864
Humana Inc., Senior Notes	3.150%	12/1/22	170,000	167,455
Humana Inc., Senior Notes	3.950%	3/15/27	3,140,000	3,111,782
Humana Inc., Senior Notes	4.950%	10/1/44	2,470,000	2,600,272
Humana Inc., Senior Notes	4.800%	3/15/47	2,000,000	2,075,463
Medco Health Solutions Inc., Senior Notes	4.125%	9/15/20	832,000	843,685
Medtronic Global Holdings S.C.A, Senior Notes	3.350%	4/1/27	3,000,000	2,954,139
UnitedHealth Group Inc., Senior Notes	4.750%	7/15/45	1,140,000	1,238,866
Total Health Care Providers & Services				38,284,152
Pharmaceuticals — 1.2%
Allergan Funding SCS, Senior Notes	3.800%	3/15/25	2,430,000	2,411,802
Allergan Funding SCS, Senior Notes	4.550%	3/15/35	910,000	896,438
Allergan Funding SCS, Senior Notes	4.750%	3/15/45	70,000	69,980
Eli Lilly & Co., Senior Notes	3.100%	5/15/27	720,000	700,551
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	1,870,000	1,816,238
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	2,110,000	1,974,726

See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2018 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

August 31, 2018

Western Asset SMASh Series C Fund

Security	Rate	Maturity Date	Face Amount	Value
Pharmaceuticals — continued
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	$1,430,000	$1,267,441
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	2,500,000	2,077,342
Total Pharmaceuticals				11,214,518
Total Health Care				93,972,529
Industrials — 4.3%
Aerospace & Defense — 2.3%
Boeing Co., Senior Notes	2.500%	3/1/25	500,000	470,972
Lockheed Martin Corp., Senior Notes	3.100%	1/15/23	3,440,000	3,428,038
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	1,000,000	995,698
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	5,000,000	5,246,526
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	5,310,000	5,068,011
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	990,000	940,900
United Technologies Corp., Senior Notes	3.950%	8/16/25	1,860,000	1,872,356
United Technologies Corp., Senior Notes	4.125%	11/16/28	3,330,000	3,338,336
Total Aerospace & Defense				21,360,837
Air Freight & Logistics — 0.2%
United Parcel Service Inc., Senior Notes	2.500%	4/1/23	1,000,000	969,508
United Parcel Service Inc., Senior Notes	3.050%	11/15/27	970,000	934,531
Total Air Freight & Logistics				1,904,039
Commercial Services & Supplies — 0.1%
Republic Services, Inc., Senior Notes	4.750%	5/15/23	300,000	315,164
Waste Management Inc., Senior Notes	7.375%	5/15/29	170,000	213,633
Total Commercial Services & Supplies				528,797
Electrical Equipment — 0.2%
Eaton Corp., Senior Notes	2.750%	11/2/22	2,270,000	2,218,047
Industrial Conglomerates — 0.6%
General Electric Co., Senior Notes	5.500%	1/8/20	60,000	61,941
General Electric Co., Senior Notes	5.875%	1/14/38	3,180,000	3,643,322
General Electric Co., Senior Notes	6.875%	1/10/39	1,740,000	2,204,252
General Electric Co., Subordinated Notes	5.300%	2/11/21	144,000	151,057
Total Industrial Conglomerates				6,060,572
Road & Rail — 0.9%
Burlington Northern Santa Fe LLC, Senior Notes	3.400%	9/1/24	500,000	499,994
Burlington Northern Santa Fe LLC, Senior Notes	4.550%	9/1/44	20,000	21,038
Norfolk Southern Corp., Senior Notes	3.850%	1/15/24	250,000	254,161

See Notes to Financial Statements.

16	Western Asset SMASh Series C Fund 2018 Semi-Annual Report

Western Asset SMASh Series C Fund

Security	Rate	Maturity Date	Face Amount	Value
Road & Rail — continued
Union Pacific Corp., Senior Notes	3.750%	7/15/25	$1,060,000	$1,070,863
Union Pacific Corp., Senior Notes	3.950%	9/10/28	3,110,000	3,141,814
Union Pacific Corp., Senior Notes	4.500%	9/10/48	2,980,000	3,056,682
Total Road & Rail				8,044,552
Total Industrials				40,116,844
Information Technology — 1.8%
Communications Equipment — 0.1%
Harris Corp., Senior Notes	5.054%	4/27/45	1,090,000	1,153,219
IT Services — 0.2%
Visa Inc., Senior Notes	4.300%	12/14/45	1,460,000	1,539,786
Software — 0.6%
Microsoft Corp., Senior Notes	2.400%	2/6/22	860,000	845,492
Microsoft Corp., Senior Notes	2.700%	2/12/25	950,000	918,378
Microsoft Corp., Senior Notes	2.400%	8/8/26	2,980,000	2,776,995
Microsoft Corp., Senior Notes	3.300%	2/6/27	910,000	903,117
salesforce.com Inc., Senior Notes	3.250%	4/11/23	430,000	429,966
salesforce.com Inc., Senior Notes	3.700%	4/11/28	150,000	150,122
Total Software				6,024,070
Technology Hardware, Storage & Peripherals — 0.9%
Apple Inc., Senior Notes	2.450%	8/4/26	2,500,000	2,327,067
Dell International LLC/EMC Corp., Senior Secured Notes	3.480%	6/1/19	5,020,000	5,037,626	(a)
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	1,020,000	1,038,184	(a)
Total Technology Hardware, Storage & Peripherals				8,402,877
Total Information Technology				17,119,952
Materials — 4.1%
Chemicals — 0.1%
OCP SA, Senior Notes	4.500%	10/22/25	720,000	697,626	(a)
Syngenta Finance NV, Senior Notes	3.933%	4/23/21	700,000	702,273	(a)
Total Chemicals				1,399,899
Metals & Mining — 4.0%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	280,000	266,076	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	4,200,000	3,880,043	(a)
Barrick Gold Corp., Senior Notes	5.250%	4/1/42	7,000,000	7,280,040
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	1,000,000	1,094,063
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	1,000,000	1,106,931

See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2018 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

August 31, 2018

Western Asset SMASh Series C Fund

Security	Rate	Maturity Date	Face Amount	Value
Metals & Mining — continued
BHP Billiton Finance USA Ltd., Junior Subordinated Notes (6.750% to 10/20/25 then USD 5 year Swap Rate + 5.093%)	6.750%	10/19/75	$4,950,000	$5,445,000	(a)(b)
BHP Billiton Finance USA Ltd., Senior Notes	2.875%	2/24/22	267,000	264,165
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	1,450,000	1,442,300
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	50,000	48,375
Glencore Finance Canada Ltd., Senior Notes	4.950%	11/15/21	490,000	505,777	(a)
Glencore Funding LLC, Senior Notes	2.875%	4/16/20	130,000	128,379	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	9,380,000	9,453,489
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	5,500,000	6,359,375
Total Metals & Mining				37,274,013
Total Materials				38,673,912
Real Estate — 0.3%
Equity Real Estate Investment Trusts (REITs) — 0.3%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	1,910,000	1,891,754	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	400,000	418,922	(a)
Total Real Estate				2,310,676
Telecommunication Services — 2.5%
Diversified Telecommunication Services — 1.5%
AT&T Inc., Senior Notes	3.400%	5/15/25	2,270,000	2,161,415
AT&T Inc., Senior Notes	5.350%	9/1/40	150,000	148,360
AT&T Inc., Senior Notes	4.550%	3/9/49	1,554,000	1,358,075
Bharti Airtel Ltd., Senior Notes	4.375%	6/10/25	900,000	851,347	(a)
Telefonica Emisiones SAU, Senior Notes	5.213%	3/8/47	1,150,000	1,146,515
Verizon Communications Inc., Senior Notes	3.376%	2/15/25	2,928,000	2,855,923
Verizon Communications Inc., Senior Notes	2.625%	8/15/26	1,000,000	907,970
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	370,000	372,719
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	518,000	522,569	(a)
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	780,000	772,665
Verizon Communications Inc., Senior Notes	4.400%	11/1/34	450,000	436,596
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	1,320,000	1,402,220
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	60,000	65,089
Verizon Communications Inc., Senior Notes	4.522%	9/15/48	1,000,000	944,818
Total Diversified Telecommunication Services				13,946,281

See Notes to Financial Statements.

18	Western Asset SMASh Series C Fund 2018 Semi-Annual Report

Western Asset SMASh Series C Fund

Security	Rate	Maturity Date	Face Amount	Value
Wireless Telecommunication Services — 1.0%
America Movil SAB de CV, Senior Notes	3.125%	7/16/22	$1,388,000	$1,363,513
Deutsche Telekom International Finance BV, Senior Notes	2.820%	1/19/22	180,000	175,813	(a)
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	9/20/21	162,500	162,022	(a)
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	3,110,000	3,098,627
Vodafone Group PLC, Senior Notes	5.250%	5/30/48	4,415,000	4,468,186
Total Wireless Telecommunication Services				9,268,161
Total Telecommunication Services				23,214,442
Utilities — 11.2%
Electric Utilities — 11.2%
Duke Energy Corp., Senior Notes	3.550%	9/15/21	170,000	171,962
Duke Energy Corp., Senior Notes	3.950%	8/15/47	6,070,000	5,691,168
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	9,960,000	9,807,927
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	18,093,000	23,527,344
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	13,220,000	13,642,736
Pacific Gas & Electric Co., Senior Notes	3.300%	12/1/27	9,000,000	8,283,143
Pacific Gas & Electric Co., Senior Notes	6.050%	3/1/34	1,650,000	1,858,888
Pacific Gas & Electric Co., Senior Notes	4.250%	3/15/46	2,900,000	2,683,981
Perusahaan Listrik Negara PT, Senior Notes	5.450%	5/21/28	24,130,000	25,049,042	(a)
Perusahaan Listrik Negara PT, Senior Notes	6.150%	5/21/48	13,480,000	14,247,333	(a)
Total Utilities				104,963,524
Total Corporate Bonds & Notes (Cost — $679,056,633)				671,446,933
Sovereign Bonds — 18.5%
Brazil — 0.7%
Brazilian Government International Bond, Senior Notes	2.625%	1/5/23	4,530,000	4,099,650
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	3,610,000	2,807,226
Total Brazil				6,906,876
Colombia — 1.5%
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	12,540,000	13,668,600
Indonesia — 5.3%
Indonesia Government International Bond, Senior Notes	3.750%	4/25/22	5,300,000	5,290,153	(i)
Indonesia Government International Bond, Senior Notes	3.375%	4/15/23	2,260,000	2,215,067	(i)

See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2018 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

August 31, 2018

Western Asset SMASh Series C Fund

Security	Rate	Maturity Date	Face Amount	Value
Indonesia — continued
Indonesia Government International Bond, Senior Notes	3.375%	4/15/23	$2,300,000	$2,254,271	(a)
Indonesia Government International Bond, Senior Notes	4.125%	1/15/25	2,000,000	1,989,740	(a)
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	41,000,000	38,216,100
Total Indonesia				49,965,331
Mexico — 5.7%
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	55,640,000	53,303,120
Panama — 0.8%
Panama Government International Bond, Senior Notes	4.500%	5/15/47	7,500,000	7,575,000
Peru — 1.0%
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	520,000	664,300
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	7,040,000	8,437,440
Total Peru				9,101,740
Poland — 1.7%
Republic of Poland Government International Bond, Senior Notes	4.000%	1/22/24	15,510,000	15,856,680
Russia — 1.0%
Russian Foreign Bond—Eurobond, Senior Notes	4.875%	9/16/23	8,200,000	8,404,426	(a)
Russian Foreign Bond—Eurobond, Senior Notes	7.500%	3/31/30	756,500	829,934	(i)
Total Russia				9,234,360
United Arab Emirates — 0.8%
Abu Dhabi Government International Bond, Senior Notes	4.125%	10/11/47	8,000,000	7,658,800	(a)
Total Sovereign Bonds (Cost — $179,216,429)				173,270,507
Asset-Backed Securities — 5.3%
Ballyrock CLO Ltd., 2018-1A A1 (3 mo. USD LIBOR + 1.000%)	3.357%	4/20/31	2,530,000	2,512,371	(a)(b)
BlueMountain CLO Ltd., 2014-3A, A1R (3 mo. USD LIBOR + 1.140%)	3.479%	10/15/26	2,500,000	2,499,953	(a)(b)
BlueMountain CLO Ltd., 2015-1A, A1R (3 mo. USD LIBOR + 1.330%)	3.667%	4/13/27	3,000,000	2,999,934	(a)(b)

See Notes to Financial Statements.

20	Western Asset SMASh Series C Fund 2018 Semi-Annual Report

Western Asset SMASh Series C Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
BlueMountain CLO Ltd., 2015-3A A1R (3 mo. USD LIBOR + 1.000%)	3.348%	4/20/31	$6,250,000	$6,206,925	(a)(b)
Carlyle Global Market Strategies Ltd., 2013-4A, CRR (3 mo. USD LIBOR + 1.750%)	4.089%	1/15/31	500,000	491,483	(a)(b)
Carlyle Global Market Strategies Ltd., 2017-1A, A1A (3 mo. USD LIBOR + 1.300%)	3.648%	4/20/31	2,000,000	2,003,952	(a)(b)
Carlyle US CLO, 2017-2A A1B (3 mo. USD LIBOR + 1.220%)	3.568%	7/20/31	1,500,000	1,500,879	(a)(b)
Catskill Park CLO Ltd., 2017-1A A2 (3 mo. USD LIBOR + 1.700%)	4.048%	4/20/29	3,000,000	3,010,218	(a)(b)
CIFC Funding Ltd., 2014-4A A1R (3 mo. USD LIBOR + 1.380%)	3.716%	10/17/26	3,500,000	3,502,037	(a)(b)
CIFC Funding Ltd., 2017-1A, A (3 mo. USD LIBOR + 1.360%)	3.707%	4/23/29	4,250,000	4,261,590	(a)(b)
CVP CLO Ltd., 2017-2A A (3 mo. USD LIBOR + 1.190%)	3.538%	1/20/31	2,250,000	2,251,170	(a)(b)
Galaxy CLO Ltd., 2013-15A BR (3 mo. USD LIBOR + 1.600%)	3.939%	10/15/30	2,500,000	2,509,512	(a)(b)
Jamestown CLO IV Ltd., 2014-4A, A2R (3 mo. USD LIBOR + 1.350%)	3.689%	7/15/26	2,000,000	1,995,132	(a)(b)
KKR Financial CLO Ltd., 18 A (3 mo. USD LIBOR + 1.270%)	3.603%	7/18/30	2,750,000	2,757,386	(a)(b)
Magnetite CLO Ltd., 2014-9A, A1R (3 mo. USD LIBOR + 1.000%)	3.335%	7/25/26	3,000,000	3,001,335	(a)(b)
Tryon Park CLO Ltd., 2013-1A, A1SR (3 mo. USD LIBOR + 0.890%)	3.238%	4/15/29	1,750,000	1,743,175	(a)(b)
Voya CLO Ltd., 2017-2A A2A (3 mo. USD LIBOR + 1.710%)	4.049%	6/7/30	3,000,000	3,014,202	(a)(b)
Whitehorse XII Ltd., 2018-12A A (3 mo. USD LIBOR + 1.25%)	3.676%	10/15/31	3,250,000	3,245,125	(a)(b)(e)(j)
Total Asset-Backed Securities (Cost — $49,517,550)				49,506,379
U.S. Government & Agency Obligations — 0.0%
U.S. Government Obligations — 0.0%
U.S. Treasury Bonds	2.875%	8/15/45	40,000	39,014
U.S. Treasury Bonds	3.000%	2/15/48	30,000	29,949
Total U.S. Government & Agency Obligations (Cost — $68,642)				68,963
Total Investments before Short-Term Investments (Cost — $907,859,254)				894,292,782

See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2018 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

August 31, 2018

Western Asset SMASh Series C Fund

Security	Rate	Shares	Value
Short-Term Investments — 2.2%
BNY Mellon Cash Reserve Fund (Cost — $20,403,721)	0.550%	$20,403,721	$20,403,721
Total Investments — 97.7% (Cost — $928,262,975)			914,696,503
Other Assets in Excess of Liabilities — 2.3%			21,056,837
Total Net Assets — 100.0%			$935,753,340

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	The coupon payment on these securities is currently in default as of August 31, 2018.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(f)	Security is valued using significant unobservable inputs (Note 1).

(g)	Value is less than $1.

(h)	The maturity principal is currently in default as of August 31, 2018.

(i)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(j)	Securities traded on a when-issued or delayed delivery basis.

Abbreviations used in this schedule:
CLO	— Collateral Loan Obligation
LIBOR	— London Interbank Offered Rate

At August 31, 2018, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	1,000	12/18	$246,290,713	$243,462,500	$(2,828,213)
U.S. Treasury 2-Year Notes	441	12/18	93,244,731	93,209,487	(35,244)
					(2,863,457)

See Notes to Financial Statements.

22	Western Asset SMASh Series C Fund 2018 Semi-Annual Report

Western Asset SMASh Series C Fund

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
U.S. Treasury 10-Year Notes	1,908	12/18	$229,693,938	$229,466,822	$227,116
U.S. Treasury 5-Year Notes	357	12/18	40,476,943	40,483,243	(6,300)
U.S. Treasury Long-Term Bonds	1,632	12/18	235,102,682	235,365,000	(262,318)
U.S. Treasury Ultra Long-Term Bonds	132	12/18	21,094,789	21,029,250	65,539
					24,037
Net unrealized depreciation on open futures contracts					$(2,839,420)

At August 31, 2018, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation
$59,000,000	1/30/25	1.867% semi-annually	3-Month LIBOR quarterly	—	$3,581,603

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.30 Index	$287,720,000	6/20/23	1.000% quarterly	$5,102,714	$4,671,352	$431,362

See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2018 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

August 31, 2018

Western Asset SMASh Series C Fund

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

Abbreviations used in this table:
LIBOR	— London Interbank Offered Rate

See Notes to Financial Statements.

24	Western Asset SMASh Series C Fund 2018 Semi-Annual Report

Statement of assets and liabilities (unaudited)

August 31, 2018

Assets:
Investments, at value (Cost — $928,262,975)	$914,696,503
Interest receivable	10,635,023
Deposits with brokers for open futures contracts	6,180,990
Deposits with brokers for centrally cleared swap contracts	5,564,506
Receivable for Fund shares sold	2,899,769
Receivable from broker — variation margin on centrally cleared swap contracts	74,988
Receivable from investment manager	30,463
Prepaid expenses	36,047
Total Assets	940,118,289

Liabilities:
Payable for securities purchased	3,245,125
Payable for Fund shares repurchased	876,565
Payable to broker — variation margin on open futures contracts	166,235
Trustees’ fees payable	1,568
Accrued expenses	75,456
Total Liabilities	4,364,949
Total Net Assets	$935,753,340

Net Assets:
Par value (Note 5)	$989
Paid-in capital in excess of par value	952,483,849
Undistributed net investment income	1,530,740
Accumulated net realized loss on investments, futures contracts, written options and swap contracts	(5,869,311)
Net unrealized depreciation on investments, futures contracts and swap contracts	(12,392,927)
Total Net Assets	$935,753,340

Shares Outstanding	98,931,055

Net Asset Value	$9.46

See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2018 Semi-Annual Report	25

Statement of operations (unaudited)

For the Six Months Ended August 31, 2018

Investment Income:
Dividends	$6,795
Interest	18,573,912
Less: Foreign taxes withheld	(59,558)
Total Investment Income	18,521,149

Expenses:
Fund accounting fees	45,060
Registration fees	33,963
Legal fees	21,967
Audit and tax fees	20,197
Trustees’ fees	11,551
Shareholder reports	10,584
Transfer agent fees	6,783
Commitment fees (Note 6)	5,386
Insurance	4,563
Custody fees	249
Miscellaneous expenses	11,016
Total Expenses	171,319
Less: Fee waivers and/or expense reimbursements (Note 2)	(171,319)
Net Expenses	—
Net Investment Income	18,521,149

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options and Swap Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(1,918,902)
Futures contracts	(6,131,729)
Written options	206,353
Swap contracts	1,625,297
Net Realized Loss	(6,218,981)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(9,830,883)
Futures contracts	(112,148)
Swap contracts	934,218
Change in Net Unrealized Appreciation (Depreciation)	(9,008,813)
Net Loss on Investments, Futures Contracts, Written Options and Swap Contracts	(15,227,794)
Increase in Net Assets From Operations	$3,293,355

See Notes to Financial Statements.

26	Western Asset SMASh Series C Fund 2018 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended August 31, 2018 (unaudited) and the Year Ended February 28, 2018	August 31	February 28

Operations:
Net investment income	$18,521,149	$25,186,720
Net realized gain (loss)	(6,218,981)	11,352,718
Change in net unrealized appreciation (depreciation)	(9,008,813)	(8,250,844)
Increase in Net Assets From Operations	3,293,355	28,288,594

Distributions to Shareholders From (Note 1):
Net investment income	(19,571,368)	(26,180,445)
Net realized gains	(9,636,740)	(2,483,224)
Decrease in Net Assets From Distributions to Shareholders	(29,208,108)	(28,663,669)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares	189,590,523	413,557,798
Cost of shares repurchased	(91,790,723)	(131,829,568)
Increase in Net Assets From Fund Share Transactions	97,799,800	281,728,230
Increase in Net Assets	71,885,047	281,353,155

Net Assets:
Beginning of period	863,868,293	582,515,138
End of period*	$935,753,340	$863,868,293
* Includes undistributed net investment income of:	$1,530,740	$2,580,959

See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2018 Semi-Annual Report	27

Financial highlights

For a share of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
	2018[1,2]	2018[1]	2017[1,3]	2016[1,4]	2015[1,4]	2014[1,4]	2013[1,4]

Net asset value, beginning of period	$9.74	$9.71	$9.74	$9.68	$9.69	$9.48	$9.78

Income (loss) from operations:
Net investment income	0.20	0.34	0.12	0.36	0.38	0.39	0.34
Net realized and unrealized gain (loss)	(0.17)	0.08	(0.03)	0.22	0.04	0.25	(0.28)
Total income from operations	0.03	0.42	0.09	0.58	0.42	0.64	0.06

Less distributions from:
Net investment income	(0.21)	(0.35)	(0.12)	(0.36)	(0.35)	(0.42)	(0.36)
Net realized gains	(0.10)	(0.04)	—	(0.16)	(0.08)	(0.01)	—
Total distributions	(0.31)	(0.39)	(0.12)	(0.52)	(0.43)	(0.43)	0.36

Net asset value, end of period	$9.46	$9.74	$9.71	$9.74	$9.68	$9.69	$9.48
Total return[5]	0.33%	4.29%	1.09%	6.31%	4.37%	6.97%	0.65%

Net assets, end of period (millions)	$936	$864	$583	$536	$317	$172	$141

Ratios to average net assets:
Gross expenses[6]	0.04%[7]	0.04%	0.05%[7]	0.05%	0.06%	0.12%	0.15%
Net expenses[8,9]	0.00 [7]	0.00	0.00 [7]	0.00	0.00	0.00	0.00
Net investment income	4.10 [7]	3.49	3.68 [7]	3.78	3.86	4.08	3.62

Portfolio turnover rate	6%	21%	13%	26%	37%	101%	57%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2018 (unaudited).

[3]	For the period November 1, 2016 through February 28, 2017.

[4]	For the year ended October 31.

[5]

Performance figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadvisers. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement arrangement between the Fund and the manager. If such fees were included, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Gross expenses do not include management fees paid to the manager and subadvisers. Management fees are paid directly or indirectly by the separately managed account sponsor.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

The Fund’s manager has entered into an expense reimbursement arrangement with the Fund, pursuant to which the Fund’s manager has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover interest, brokerage, taxes and extraordinary expenses. This arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

See Notes to Financial Statements.

28	Western Asset SMASh Series C Fund 2018 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series C Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA. LMPFA and the subadviser do not charge investment management fees to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Western Asset SMASh Series C Fund 2018 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

30	Western Asset SMASh Series C Fund 2018 Semi-Annual Report

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$182,670,236	$0	*	$182,670,236
Other Corporate Bonds & Notes	—	488,776,697	—		488,776,697
Sovereign Bonds	—	173,270,507	—		173,270,507
Asset-Backed Securities	—	49,506,379	—		49,506,379
U.S. Government & Agency Obligations	—	68,963	—		68,963
Total Long-Term Investments	—	894,292,782	0	*	894,292,782
Short-Term Investments†	—	20,403,721	—		20,403,721
Total Investments	—	$914,696,503	$0	*	$914,696,503
Other Financial Instruments:
Futures Contracts	$292,655	—	—		292,655
Centrally Cleared Interest Rate Swaps	—	3,581,603	—		3,581,603
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection	—	431,362	—		431,362
Total Other Financial Instruments	$292,655	$4,012,965	—		$4,305,620
Total	$292,655	$918,709,468	—		$919,002,123

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Other Financial Instruments:
Futures Contracts	$3,132,075	—	—		$3,132,075

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

Western Asset SMASh Series C Fund 2018 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

(b) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(c) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or

32	Western Asset SMASh Series C Fund 2018 Semi-Annual Report

received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of August 31, 2018, the total notional

Western Asset SMASh Series C Fund 2018 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

value of all credit default swaps to sell was $287,720,000. This amount would be offset by the value of the swaps reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended August 31, 2018, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional

34	Western Asset SMASh Series C Fund 2018 Semi-Annual Report

amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(f) Swaptions. The Fund may purchase or write swaption contracts to manage exposure to fluctuations in interest rates or to enhance yield. The Fund may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.

Western Asset SMASh Series C Fund 2018 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.

When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.

Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.

(g) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(h) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

36	Western Asset SMASh Series C Fund 2018 Semi-Annual Report

(i) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(j) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event

Western Asset SMASh Series C Fund 2018 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of August 31, 2018, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.

(k) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(l) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(m) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(n) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

38	Western Asset SMASh Series C Fund 2018 Semi-Annual Report

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 28, 2018, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(o) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

LMPFA is the Fund’s investment manager. Western Asset Management Company, LLC (formerly known as Western Asset Management Company) (“Western Asset”) and Western Asset Management Company Limited in London (“Western Asset London”) are the Fund’s subadvisers. LMPFA, Western Asset and Western Asset London are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

LMPFA and the subadvisers do not charge investment management fees to the Fund. However, the Fund is an integral part of the separately managed account program, and LMPFA and the subadvisers will be compensated directly or indirectly by separately managed account program sponsors. LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Fund.

LMPFA has entered into an expense reimbursement arrangement with the Fund, pursuant to which LMPFA has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover interest, brokerage, taxes and extraordinary expenses. This expense reimbursement arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

During the six months ended August 31, 2018, fees waived and/or expenses reimbursed amounted to $171,319.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

Western Asset SMASh Series C Fund 2018 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

3. Investments

During the six months ended August 31, 2018, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$154,898,095	$1,456,709
Sales	51,271,445	3,245,965

At August 31, 2018, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$928,262,975	$10,410,870	$(23,977,342)	$(13,566,472)
Swap contracts	4,671,352	4,012,965	—	4,012,965
Futures contracts	—	292,655	(3,132,075)	(2,839,420)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at August 31, 2018.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Credit Risk	Total
Futures contracts[2]	$292,655	—	$292,655
Centrally cleared swap contracts[3]	3,581,603	$431,362	4,012,965
Total	$3,874,258	$431,362	$4,305,620

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$3,132,075

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[3]

Includes cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

40	Western Asset SMASh Series C Fund 2018 Semi-Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended August 31, 2018. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(341,190)	—	$(341,190)
Written options	206,353	—	206,353
Futures contracts	(6,131,729)	—	(6,131,729)
Swap contracts	94,287	$1,531,010	1,625,297
Total	$(6,172,279)	$1,531,010	$(4,641,269)

[1]	Net realized gain (loss) from purchased options is reported in net realized gain (loss) from investment transactions in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$3,216	—	$3,216
Futures contracts	(112,148)	—	(112,148)
Swap contracts	(22,123)	$956,341	934,218
Total	$(131,055)	$956,341	$825,286

[1]	The change in unrealized appreciation (depreciation) from purchased options is reported in the change in net unrealized appreciation (depreciation) from investments in the Statement of Operations.

During the six months ended August 31, 2018, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$79,844
Written options	25,405
Futures contracts (to buy)	332,600,490
Futures contracts (to sell)	484,706,763

Average Notional Balance
Interest rate swap contracts	$59,000,000
Credit default swap contracts (to sell protection)	447,634,286

5. Shares of beneficial interest

At August 31, 2018, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Each share represents an identical interest and has the same rights.

Western Asset SMASh Series C Fund 2018 Semi-Annual Report	41

Notes to financial statements (unaudited) (cont’d)

Transactions in shares of the Fund were as follows:

	Six Months Ended August 31, 2018	Year Ended February 28, 2018
Shares sold	19,878,577	42,150,133
Shares repurchased	(9,621,619)	(13,441,480)
Net increase	10,256,958	28,708,653

6. Redemption facility

The Fund and certain other participating funds within the Legg Mason Partners Income Trust, Legg Mason Partners Institutional Trust, Legg Mason Partners Variable Income Trust, and Master Portfolio Trust (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $220 million. Unless renewed, the agreement will terminate on November 19, 2018. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.10% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets. For the six months ended August 31, 2018, the Fund incurred a commitment fee in the amount of $5,386. The Fund did not utilize the Redemption Facility during the six months ended August 31, 2018.

7. Recent accounting pronouncements

The Fund has made a change in accounting principle and adopted the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2017-08 (“ASU 2017-08”), Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium; specifically, requiring the premium to be amortized to the earliest call date. Prior to ASU 2017-08, premiums on callable debt securities were generally amortized to maturity date. ASU 2017-08 is intended to more closely align the amortization period with the expectations incorporated into the market pricing on the underlying security. ASU 2017-08 does not require an accounting change for securities held at discount; the discount continues to be amortized to maturity date. Upon evaluation, the Fund has concluded that the change in accounting principle does not materially impact the financial statement amounts.

42	Western Asset SMASh Series C Fund 2018 Semi-Annual Report

Western Asset

SMASh Series C Fund

Trustees

Elliot J. Berv

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Susan M. Heilbron

Chair

Susan B. Kerley

R. Richardson Pettit

Jane Trust

*	Prior to May 2, 2018, known as Western Asset Management Company.

**	Effective May 7, 2018, BNY became custodian.

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC*

Western Asset Management Company Limited

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon (“BNY”)**

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset SMASh Series C Fund

The Fund is a separate investment series of Legg Mason Partners Institutional Trust, a Maryland statutory trust.

Western Asset SMASh Series C Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/smashfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset SMASh Series C Fund and is not intended for distribution to prospective investors.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2018 Legg Mason Investors Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identify verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Management Company, LLC

Legg Mason, Inc. Subsidiaries

www.leggmason.com

© 2018 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD04236 10/18 SR18-3457

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 26, 2018

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	October 26, 2018